ACQUISITIONS / BUSINESS COMBINATION (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	May 12, 2021	May 05, 2020	May 31, 2020	May 31, 2020	Nov. 30, 2020
Business Acquisition [Line Items]
Subscription agreements, total amount			$ 556,000	$ 556,000	$ 555,556
Roboro [Member]
Business Acquisition [Line Items]
Percentage of interest acquired		100.00%
Fair value of consideration		$ 600,000
Consideration paid in cash		$ 500,000
Stock closing price		$ 4.00
Fair market value of common stock		$ 600,000
Transaction costs		$ 2,000
Roboro [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Number of shares acquired		138,889
Business acquisition, share price		$ 3.60
Subscription agreements, total amount		$ 500,000
Kore [Member]
Business Acquisition [Line Items]
Asset acquisition cost	$ 3,702,000
Asset acquisition-related expenses	$ 200,000